Note 11 - Provision for Site Reclamation and Closure - Reclamation Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Accretion	$ 39	$ 25
Provision for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Opening balance	1,747	1,100
Accretion	39	25
Change in estimate	(124)	621
Closing balance	$ 1,662	$ 1,747